UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2008

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA  August 1, 2008


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 109

Form 13F Information Table Value Total: 13,792,312.00  (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   484313 9143161.000SH     SOLE              7647242.000       1495919.000
                                                             47143 890000.000SH      OTHER                                890000.000
Akamai Technologies            COM              00971T101      349 10020.000SH       SOLE                 2020.000          8000.000
Allergan Inc                   COM              018490102   404052 7762754.000SH     SOLE              6494344.000       1268410.000
                                                             39558 760000.000SH      OTHER                                760000.000
American Int'l Group           COM              026874107      209 7890.000 SH       SOLE                 7890.000
Ametek                         COM              031100100      337 7140.000 SH       SOLE                 1440.000          5700.000
Amphenol Corp                  COM              032095101      506 11280.000SH       SOLE                 5880.000          5400.000
Apple Inc                      COM              037833100   520817 3110464.000SH     SOLE              2598794.000        511670.000
                                                             51572 308000.000SH      OTHER                                308000.000
Autodesk Inc                   COM              052769106      246 7270.000 SH       SOLE                 1470.000          5800.000
Avon Products Inc              COM              054303102      262 7280.000 SH       SOLE                 1480.000          5800.000
BJ Services Co.                COM              055482103      305 9540.000 SH       SOLE                 1940.000          7600.000
Bard C R Inc                   COM              067383109      242 2750.000 SH       SOLE                  550.000          2200.000
Berkshire Hathaway Inc-Cl A    COM              084670108      725    6.000 SH       SOLE                    6.000
CVS Caremark Corp              COM              126650100   513463 12976067.000SH    SOLE             10850941.000       2125126.000
                                                             46693 1180000.000SH     OTHER                               1180000.000
Cameron Int'l                  COM              13342B105   390285 7051218.000SH     SOLE              5884578.000       1166640.000
                                                             38192 690000.000SH      OTHER                                690000.000
Caterpillar Inc                COM              149123101      258 3500.000 SH       SOLE                 3500.000
Charles River Laboratories     COM              159864107      320 5010.000 SH       SOLE                 1010.000          4000.000
Cisco Systems Inc              COM              17275R102     1354 58200.000SH       SOLE                 4000.000         54200.000
Citrix Sys Inc                 COM              177376100      207 7030.000 SH       SOLE                 1430.000          5600.000
Coca-Cola Co                   COM              191216100   527916 10156123.000SH    SOLE              8496453.000       1659670.000
                                                             53150 1022500.000SH     OTHER                               1022500.000
Colgate-Palmolive Co           COM              194162103   185592 2685858.000SH     SOLE              2240188.000        445670.000
                                                             18104 262000.000SH      OTHER                                262000.000
ConocoPhillips                 COM              20825C104      415 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp          COM              22160K105   274280 3910473.000SH     SOLE              3269039.000        641434.000
                                                             27355 390000.000SH      OTHER                                390000.000
Covance                        COM              222816100      227 2640.000 SH       SOLE                  540.000          2100.000
Dentsply International Inc     COM              249030107      230 6260.000 SH       SOLE                 1260.000          5000.000
Devon Energy Corp              COM              25179M103   406819 3385646.000SH     SOLE              2828946.000        556700.000
                                                             40854 340000.000SH      OTHER                                340000.000
Eaton Corp                     COM              278058102      214 2520.000 SH       SOLE                  520.000          2000.000
Eaton Vance Corp               COM              278265103      205 5150.000 SH       SOLE                 1050.000          4100.000
Ecolab Inc                     COM              278865100      313 7270.000 SH       SOLE                 1470.000          5800.000
Electronic Arts Inc            COM              285512109   309173 6958654.000SH     SOLE              5793904.000       1164750.000
                                                             30168 679000.000SH      OTHER                                679000.000
Emerson Elec Co                COM              291011104   385226 7790204.000SH     SOLE              6509345.000       1280859.000
                                                             38571 780000.000SH      OTHER                                780000.000
Exxon Mobil Corp               COM              30231G102     1441 16348.000SH       SOLE                16348.000
FactSet Research Systems Inc   COM              303075105      212 3770.000 SH       SOLE                  770.000          3000.000
Fiserv Inc                     COM              337738108      296 6520.000 SH       SOLE                 1320.000          5200.000
Fluor Corp                     COM              343412102   403920 2170678.000SH     SOLE              1814338.000        356340.000
                                                             40938 220000.000SH      OTHER                                220000.000
Forest Oil Corp                COM              346091705      206 2760.000 SH       SOLE                  560.000          2200.000
Genentech, Inc.                COM              368710406      285 3750.000 SH       SOLE                 3750.000
General Electric Co            COM              369604103      280 10482.000SH       SOLE                10482.000
Gilead Sciences Inc            COM              375558103   358881 6777730.000SH     SOLE              5666722.000       1111008.000
                                                             34153 645000.000SH      OTHER                                645000.000
Google Inc Cl A                COM              38259P508   552397 1049346.000SH     SOLE               876918.000        172428.000
                                                             54484 103500.000SH      OTHER                                103500.000
Halliburton Co                 COM              406216101   620308 11688490.000SH    SOLE              9776479.000       1912011.000
                                                             59969 1130000.000SH     OTHER                               1130000.000
Hewlett Packard Co             COM              428236103   455737 10308463.000SH    SOLE              8616292.000       1692171.000
                                                             44652 1010000.000SH     OTHER                               1010000.000
Hologic Inc                    COM              436440101      202 9270.000 SH       SOLE                 1870.000          7400.000
International Business Machine COM              459200101      842 7100.000 SH       SOLE                 7100.000
ION Geophysical Corp           COM              462044108      217 12420.000SH       SOLE                 2520.000          9900.000
Jacobs Engr Group Del          COM              469814107      435 5390.000 SH       SOLE                 3490.000          1900.000
Johnson & Johnson              COM              478160104     1364 21194.000SH       SOLE                21194.000
Johnson Controls Inc           COM              478366107   148763 5187006.000SH     SOLE              4334181.000        852825.000
                                                             14053 490000.000SH      OTHER                                490000.000
Joy Global Inc                 COM              481165108      265 3500.000 SH       SOLE                  700.000          2800.000
Juniper Networks, Inc.         COM              48203R104   264190 11911201.000SH    SOLE              9947311.000       1963890.000
                                                             25618 1155000.000SH     OTHER                               1155000.000
Mastercard Inc - Class A       COM              57636Q104   204233 769183.000SH      SOLE               642993.000        126190.000
                                                             20711 78000.000SH       OTHER                                 78000.000
McDonald's Corp                COM              580135101   431455 7674396.000SH     SOLE              6408468.000       1265928.000
                                                             42446 755000.000SH      OTHER                                755000.000
Medtronic Inc                  COM              585055106     1188 22950.000SH       SOLE                10950.000         12000.000
Microsoft Corp                 COM              594918104     1558 56650.000SH       SOLE                56650.000
Nike Inc Class B               COM              654106103   246714 4138805.000SH     SOLE              3457258.000        681547.000
                                                             25334 425000.000SH      OTHER                                425000.000
Nokia Corp Sponsored ADR       COM              654902204      392 16000.000SH       SOLE                16000.000
Occidental Petroleum Corp.     COM              674599105   392747 4370661.000SH     SOLE              3651821.000        718840.000
                                                             39089 435000.000SH      OTHER                                435000.000
Oceaneering International Inc  COM              675232102      252 3270.000 SH       SOLE                  670.000          2600.000
Pepsico Inc                    COM              713448108   436080 6857676.000SH     SOLE              5727829.000       1129847.000
                                                             42574 669500.000SH      OTHER                                669500.000
PerkinElmer Inc                COM              714046109      276 9900.000 SH       SOLE                 2000.000          7900.000
Procter & Gamble Co            COM              742718109   509294 8375172.000SH     SOLE              7001485.000       1373687.000
                                                             49773 818500.000SH      OTHER                                818500.000
Qualcomm Inc                   COM              747525103   537051 12103926.000SH    SOLE             10111523.000       1992403.000
                                                             51913 1170000.000SH     OTHER                               1170000.000
Research In Motion             COM              760975102   407155 3482932.000SH     SOLE              2945510.000        537422.000
                                                             40331 345000.000SH      OTHER                                345000.000
Roper Industries               COM              776696106      298 4520.000 SH       SOLE                  920.000          3600.000
Schering Plough Corp           COM              806605101   351684 17861044.000SH    SOLE             14938209.000       2922835.000
                                                             35109 1783100.000SH     OTHER                               1783100.000
Schlumberger                   COM              806857108   644741 6001497.000SH     SOLE              5019107.000        982390.000
                                                             64458 600000.000SH      OTHER                                600000.000
Schwab Charles                 COM              808513105   253669 12349996.000SH    SOLE             10319196.000       2030800.000
                                                             24792 1207000.000SH     OTHER                               1207000.000
Smith Int'l                    COM              832110100     1352 16265.000SH       SOLE                11465.000          4800.000
Southwestern Energy            COM              845467109      275 5770.000 SH       SOLE                 1170.000          4600.000
State Street Corp              COM              857477103      339 5300.000 SH       SOLE                 5300.000
Stryker Corp                   COM              863667101   440796 7010122.000SH     SOLE              5854609.000       1155513.000
                                                             41878 666000.000SH      OTHER                                666000.000
TJX Cos Inc                    COM              872540109      213 6760.000 SH       SOLE                 1360.000          5400.000
Tiffany & Co                   COM              886547108      240 5900.000 SH       SOLE                 1200.000          4700.000
Varian Medical Systems Inc     COM              92220P105      293 5650.000 SH       SOLE                 1150.000          4500.000
Wal-Mart Stores Inc            COM              931142103   478495 8514139.000SH     SOLE              7121144.000       1392995.000
                                                             47489 845000.000SH      OTHER                                845000.000
Waters Corp                    COM              941848103      226 3500.000 SH       SOLE                  700.000          2800.000
Xilinx Inc                     COM              983919101      522 20660.000SH       SOLE                12160.000          8500.000
Cooper Inds Ltd Cl A           COM              G24182100      282 7150.000 SH       SOLE                 1450.000          5700.000
Core Laboratories N. V.        COM              N22717107      267 1875.000 SH       SOLE                  375.000          1500.000